Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
Schedule of Intangible Assets
	December 31, 2019	December 31, 2018
Trademark and license	11,030	$11,168
Software	41,082	41,597
Less: accumulated amortization	(14,789)	(8,711)
	$37,323	$44,054